Note 2 - Cost of Sales	12 Months Ended
Dec. 31, 2021
Disclosure of Cost of Sales [Abstract]
Note 2 - Cost of Sales

2           Cost of sales

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020	2019

Inventories at the beginning of the year	1,636,673	2,265,880	2,524,341
Increase in inventory due to business combinations	-	199,589	52,966
Decrease in inventory due to sale of subsidiaries	(10,662)	-	-
Plus: Charges of the year
Raw materials, energy, consumables and other	3,841,551	1,545,688	2,709,629
Services and fees	208,472	154,976	222,415
Labor cost (*)	824,071	757,359	870,261
Depreciation of property, plant and equipment	448,843	503,725	428,791
Amortization of intangible assets	7,645	8,121	5,948
Depreciation of right-of-use assets	35,910	40,127	28,727
Maintenance expenses	129,350	107,764	284,758
Allowance for obsolescence	23,296	35,809	29,138
Taxes	40,887	45,162	100,738
Other	98,159	59,790	115,663
	5,647,522	3,458,110	4,849,034
Less: Inventories at the end of the year	(2,672,593)	(1,636,673)	(2,265,880)
	4,611,602	4,087,317	5,107,495

(*)	For the year ended December 2021, 2020 and 2019, labor cost includes approximately $12.8 million, $81.3 million and $17.2 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.